Share-based option plan - Stock option activity (Details) - Stock options	3 Months Ended		12 Months Ended
	Mar. 31, 2018 BRL (R$) Options	Mar. 31, 2017 BRL (R$) Options	Dec. 31, 2017 BRL (R$) Options
Number and weighted average exercise prices of share options
Balance at the beginning of the year (in shares) | Options	16,250,687	10,877,982	10,877,982
Granted (in shares) | Options			10,023,977
Cancelled (in shares) | Options			(468,818)
Exercised (in shares) | Options	(2,211,617)		(4,182,454)
Balance at the end of the year (in shares) | Options	14,039,070		16,250,687
Number of options exercisable (in shares) | Options	4,448,909		4,788,718
Balance at the beginning of the year (in reais)	R$ 11.69	R$ 8.38	R$ 8.38
Granted (in reais)			12.58
Cancelled (in reais)			8.19
Exercised (in reais)	8.65		5.61
Balance at the end of the year (in reais)	12.17		11.69
Number of options exercisable (in reais)	9.41		R$ 8.11
Share-based compensation expense (in reais)	R$ 5,200,000	R$ 3,000,000